Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Lease Payments under Non-cancellable Operating Lease Agreements
Within 1 year	1,210,094
Between 1 and 2 years	1,352,190
Between 2 and 3 years	440,649
Between 3 and 4 years	—
Total	3,002,933